Legal proceedings and contingencies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 106,262	R$ 89,671
Legal proceedings contingent liability [member] | Labour [Member] | Types Of Risk [Member]
IfrsStatementLineItems [Line Items]
Total	38,097	32,683
Legal proceedings contingent liability [member] | Civil [Member] | Types Of Risk [Member]
IfrsStatementLineItems [Line Items]
Total	50,667	51,319
Legal proceedings contingent liability [member] | Taxes And Social Security [Member] | Types Of Risk [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 17,498	R$ 5,669